UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        8/15/2011
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      40
Form 13F Information Table Value Total:      633033
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    21358    60887 SH       SOLE                    60887
Amazon.com                      COM             023135106    24440   114422 SH       SOLE                   114422
BOEING CO                       COM             097023105    19158   256507 SH       SOLE                   256507
Bemis Co                        COM             081437105    19565   575920 SH       SOLE                   575920
Berkshire Hathaway CL B         COM             084670702    18521   240575 SH       SOLE                   240575
Cardinal Health                 COM             14149Y108    21759   466886 SH       SOLE                   466886
CATERPILLAR INC DEL             COM             149123101    23119   210677 SH       SOLE                   210677
Cliffs Natural Resources        COM             18683K101    22208   234615 SH       SOLE                   234615
ConocoPhillips                  COM             20825C104    22016   289542 SH       SOLE                   289542
Salesforce.com                  COM             79466L302    24573   158920 SH       SOLE                   158920
DuPont E.I. de Nemours          COM             263534109    20965   380715 SH       SOLE                   380715
Dow Chemical Co                 COM             260543103    21451   588454 SH       SOLE                   588454
DIRECTV GROUP INC               COM             25490A101    22936   440685 SH       SOLE                   440685
ISHR MSCI EMERG MKTS            COM             464287234       51     1075 SH       SOLE                     1075
EMC Corporation                 COM             268648102    22923   823349 SH       SOLE                   823349
Ford Motor Co                   COM             345370860    17562  1253148 SH       SOLE                  1253148
General Dynamics                COM             369550108    20431   272731 SH       SOLE                   272731
Genworth Financial Inc          COM             37247D106    15962  1533535 SH       SOLE                  1533535
Halliburton Co.                 COM             406216101    24220   460791 SH       SOLE                   460791
Home Depot                      COM             437076102    19825   540775 SH       SOLE                   540775
ISHR S&P SMALL CAP 600          COM             464287804     1279    17450 SH       SOLE                    17450
JDS Uniphase Corp               COM             46612J507    19436  1177592 SH       SOLE                  1177592
SPDR S&P MID CAP 400 ETF        COM             78467Y107     1277     7195 SH       SOLE                     7195
Marathon Oil Corp               COM             565849106    21104   400610 SH       SOLE                   400610
Micron Technology Inc           COM             595112103    15266  1992727 SH       SOLE                  1992727
ORACLE CORP                     COM             68389X105    21464   646463 SH       SOLE                   646463
MetroPCS Communications         COM             591708102    25624  1468394 SH       SOLE                  1468394
Pioneer Natural Resources CompanCOM             723787107    20109   220661 SH       SOLE                   220661
POWER SHARES QQQ TRUST          COM             73935A104     1258    22050 SH       SOLE                    22050
Rydex ETF Equal Weight          COM             78355W106     1276    25215 SH       SOLE                    25215
Sysco Corp                      COM             871829107    21624   689653 SH       SOLE                   689653
Teradyne                        COM             880770102    18304  1226830 SH       SOLE                  1226830
Target Corp                     COM             87612E106    19535   402192 SH       SOLE                   402192
Walgreen                        COM             931422109    22650   523928 SH       SOLE                   523928
WAL MART STORES INC             COM             931142103    19769   367785 SH       SOLE                   367785
SPDR Materials Select           COM             81369Y100        3       80 SH       SOLE                       80
SPDR Energy Select              COM             81369Y506        3       45 SH       SOLE                       45
SPDR Industrials Select         COM             81369Y704        3       90 SH       SOLE                       90
SPDR Technology Select          COM             81369Y803        3      135 SH       SOLE                      135
SPDR Consumer Discretionary SeleCOM             81369Y407        3       85 SH       SOLE                       85